Intangible Assets, Net (Tables)	12 Months Ended
Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

The following table summarizes the Group’s intangible assets, net:

	As of March 31, 2018
	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment Amount	Net Carrying Amount
	RMB	RMB	RMB	RMB
Domain name	3,275	(954)	—	2,321
Insurance agency license	2,848	(178)	—	2,670
Buyer and customer resource	462,770	(462,770)	—	—
Brand	184,470	(172,110)	(12,360)	—
Strategic business resources	353,969	(242,190)	—	111,779
Technology	22,940	(20,926)	(2,014)	—

Total	1,030,272	(899,128)	(14,374)	116,770

	As of March 31, 2019
	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment Amount	Net Carrying Amount
	RMB	RMB	RMB	RMB
Domain name	12,495	(1,428)	—	11,067
Trademarks	217	(33)	—	184
Insurance agency license	2,848	(320)	—	2,528
Buyer and customer resource	462,770	(462,770)	—	—
Brand	184,470	(172,110)	(12,360)	—
Strategic business resources	1,424,593	(436,405)	—	988,188
Technology	22,940	(20,926)	(2,014)	—

Total	2,110,333	(1,093,992)	(14,374)	1,001,967

Schedule of Amortization Expense

As of March 31, 2019, amortization expenses related to the intangible assets for future periods are estimated to be as follows:

For the years ended March 31,	RMB
2020	313,700
2021	313,999
2022	313,999
2023	50,213
2024	951
Thereafter	9,105

1,001,967